Summary of Significant Accounting Policies - Effects of Adoption of New Accounting Principles (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle\
Long-term investments and other assets (net of credit losses of $3 million) (notes 12, 28, and 31)	$ (245)		$ (297)
ASU 2016-13 | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle\
Accounts receivable, net		$ 2
Long-term investments and other assets (net of credit losses of $3 million) (notes 12, 28, and 31)		$ 5